CONDENSED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Supplemental disclosure of non-cash investing and financing activities:
Subscription receivables				$ 27,416
Common stock issued (in shares)				125,000
Advance service shares issued			405,359
Notes Payable and Accrued Interest [Member]
Supplemental disclosure of non-cash investing and financing activities:
Notes payable and accrued interest converted	1,513,841	124,978	181,852	569,982
Common stock issued (in shares)	2,227,612	235,000	338,408	844,566
Accounts Payable [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	599,492	180,990	270,029	113,865
Common stock issued (in shares)	908,593	235,063	367,619	161,082
Accrued and Unpaid Compensation [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	2,259,865		887,142	300,000
Common stock issued (in shares)	3,042,199		487,928	294,587
Finder Fee [Member]
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued (in shares)	433,333
Consulting Contracts [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares	375,000
Common stock issued (in shares)	500,000
Services Rendered [Member]
Supplemental disclosure of non-cash investing and financing activities:
Liability converted into common shares		$ 776,000	$ 1,208,614
Common stock issued (in shares)		1,043,384	1,641,434